DEFERRED TAX	6 Months Ended
Jun. 30, 2026
Disclosure Of Deferred Tax [Abstract]
DEFERRED TAX	DEFERRED TAX
Deferred tax assets and liabilities are offset when they relate to the same fiscal authority, and there is a legally enforceable right to offset current tax assets against current tax liabilities.

Deferred tax assets and liabilities are presented on a gross basis in the consolidated statement of financial position for amounts attributable to different tax jurisdictions which cannot be offset. Deferred tax assets and liabilities are presented net on a consolidated basis within a tax jurisdiction when there is a legally enforceable right to fiscal consolidation. As at June 30, 2026 and December 31, 2025, deferred tax is presented on a gross basis in the consolidated statement of financial position as it is related to different tax jurisdictions and not eligible for offset.

The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As of June 30, 2026	As of December 31, 2025
Deferred tax asset	4,877	4,906
Deferred tax liability	(7,547)	(6,222)
Deferred tax liability, net	(2,670)	(1,316)

The change in the deferred tax income account was as follows for six months ended June 30, 2026:

Deferred tax, net at the beginning of the year	(1,316)
Credited/ (charged) to the profit or loss (Note 23)	(1,157)
Charged (credited) to the other comprehensive income (Note 23)	(54)
Translation differences	(143)
Deferred tax, net at the end of the year	(2,670)
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance was comprised of the following:

	As of June 30, 2026	As of December 31, 2025
Intangible assets - deferred tax assets	3,544	2,406
Intangible assets - deferred tax liability	(12,250)	(13,159)
Trading losses and other allowances	6,036	9,437
Net deferred tax liabilities	(2,670)	(1,316)

At June 30, 2026, the Company had unutilized trading losses and other allowances of $51,466, of which $13,187 were not recognized based on management’s performance projections for 2026 - 2030, and the related ability to utilize the tax losses resulting in a recognition of a deferred tax asset of $5,617.

At June 30, 2026, the Company had net unutilized capital allowances of $28,354 related to intangible assets, of which all were recognized based on management’s performance projections for 2026 – 2030 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $3,544.

At June 30, 2026 and December 31, 2025, the Company had a deferred tax asset of $419 and $398, respectively, related to expected future tax refunds.

At June 30, 2026, deferred tax liability amounted to $12,250, related to intangible assets acquired as a part of the OddsJam Acquisition ($9,418), the RotoWire acquisition ($2,808) and the Spotlight.Vegas Acquisition ($24). At December 31, 2025, deferred tax liability amounted to $13,159, relating to intangible assets acquired as a part of the OddsJam Acquisition ($10,253) and the RotoWire acquisition ($2,906).

At December 31, 2025, the Company had unutilized trading losses and other allowances of $68,810, of which $9,884 were not recognized based on management’s performance projections for 2026 – 2030 and the related ability to utilize the tax losses resulting in recognition of a deferred tax asset of $9,039.

At December 31, 2025, the Company had net unutilized capital allowances of $21,659 related to intangible assets, the balance was recognized in full based on management’s performance projections for 2026 – 2030 and related ability to utilize capital allowance resulting in recognition of a deferred tax asset of $2,406.

During the year ended December 31, 2025, a net deferred tax liability of $13,475 was recognized as part of the business combination accounting for the OddsJam Acquisition (Note 5). This primarily related to a deferred tax liability on intangible assets of $14,845 partly offset by a deferred tax asset on losses and other deductible temporary differences of $1,370.